Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cemex [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense	$ 128	$ 135	$ 106